J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Tech Leaders ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated March 30, 2026

to the current Summary Prospectus and Prospectus, as supplemented

Effective March 31, 2026 (the “Effective Date”), the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Joseph Wilson	2023	Managing Director

In addition, on the Effective Date, the “The Funds’ Management and Administration — The Portfolio Managers — U.S. Tech Leaders ETF” section of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

U.S. Tech Leaders ETF

Joe Wilson, Managing Director of JPMIM, is the lead portfolio manager on the Fund and is a member of the U.S. Equity Growth portfolio management team. Jason Yum, Executive Director of JPMIM and a CFA charterholder, is a research analyst focused on the technology sector on the U.S. Equity Growth investment team. As part of the team’s investment process Messrs. Wilson and Yum meet to discuss the merits and risks of investment ideas for the Fund. Messrs. Wilson and Yum follow the same investment process, philosophy and research resources, and in Mr. Wilson’s absence, Mr. Yum will be responsible for the day-to-day management of the portfolio. Mr. Wilson has been a portfolio manager in the JPMorgan U.S. Equity Group since 2017 and joined JPMIM in 2014. Mr. Yum has worked as a research analyst for JPMIM since 2021 and has been a technology analyst in the industry since 2010.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-EQETF-326

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Tech Leaders ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated March 30, 2026

to the current Statement of Additional Information, as supplemented

Effective March 31, 2026 (the “Effective Date”), the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2025:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Tech Leaders ETF
Joseph Wilson	11	$119,130,714	7	$34,765,426	272	$15,393,105

The following table shows information regarding the other accounts managed for which advisory fees are based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2025:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Tech Leaders ETF
Joseph Wilson	0	$0	0	$0	0	$0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

In addition, on the Effective Date, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of June 30, 2025. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Fund	Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Tech Leaders ETF
Joseph Wilson							X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-EQETF-326